Investments in Unconsolidated Joint Ventures, Recognition of Equity Gain/(Loss) in Unconsolidated Joint Ventures (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Recognition of Gains in Unconsolidated Joint Ventures [Abstract]
Net profit attributable to the Company	$ 5,034	$ 6,066	$ 18,948
California 19 Inc. [Member]
Recognition of Gains in Unconsolidated Joint Ventures [Abstract]
Net profit attributable to the Company	509	399	725
Amortization of Basis Differences	(408)	(408)	(408)
Equity gains in unconsolidated joint ventures	101	(9)	317
California 20 Inc. [Member]
Recognition of Gains in Unconsolidated Joint Ventures [Abstract]
Net profit attributable to the Company	467	400	738
Amortization of Basis Differences	(409)	(409)	(409)
Equity gains in unconsolidated joint ventures	$ 58	$ (9)	$ 329